Income taxes - Effective Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Rate Reconciliation
Tax benefit (expense) at the statutory rate	$ 63.1	$ 7.2	$ (5.2)
Differences in taxes resulting from:
Change in valuation allowance	(43.6)	(20.7)	2.3
Tax reserve adjustments	1.3	13.9	(42.0)
State taxes expense	(1.3)	(1.7)	(2.9)
Foreign tax credits	(1.2)	12.2	10.8
Results from Internal Restructuring	(0.7)	7.4	(9.1)
Tax on Safety Reserve	(0.4)	(0.6)	(15.3)
Withholding taxes	(0.4)	(1.7)	(1.9)
Section 197 Intangible as result of internal restructuring	0.0	0.0	6.9
Other, net	(0.9)	(0.7)	(1.8)
Total income tax (expense) on pre-tax earnings	(24.3)	(11.9)	(40.4)
Pre-tax (loss) income	$ (295.1)	(33.7)	23.7
Swedish Tax Authority
Effective Rate Reconciliation
Statutory tax rate (as a percent)	21.40%
Non-Sweden
Differences in taxes resulting from:
Tax rate change	$ (47.6)	(19.6)	2.3
Pre-tax (loss) income	(186.7)	(11.3)	97.9
Other
Differences in taxes resulting from:
Tax rate change	8.2	(1.6)	0.1
Sweden
Differences in taxes resulting from:
Tax rate change	(0.8)	(0.2)	15.4
Luxembourg
Differences in taxes resulting from:
Tax rate change	$ 0.0	$ (5.8)	$ 0.0